SCHEDULE OF SHORT-TERM DEBT (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt	$ 218,282	$ 50,000
Previously Reported [Member]
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt		50,000	$ 865,988
Various Shareholders [Member]
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt	50,000	50,000
Various Shareholders [Member] | Previously Reported [Member]
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt		50,000	346,250
Shanghai Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt	67,313
Hua Nan Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt	$ 100,969
Hua Nan Bank [Member] | Previously Reported [Member]
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt			71,238
Shareholder [Member] | Previously Reported [Member]
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt			100,000
Various shareholders One [Member] | Previously Reported [Member]
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt			313,500
Shareholder One [Member] | Previously Reported [Member]
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt			$ 35,000